CONSOLIDATED INCOME STATEMENT - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continuing operations
Net sales		$ 6,521,207	$ 5,146,734	$ 7,294,055
Cost of sales		(4,611,602)	(4,087,317)	(5,107,495)
Gross profit		1,909,605	1,059,417	2,186,560
Selling, general and administrative expenses		(1,206,569)	(1,119,227)	(1,365,974)
Impairment charge		(57,075)	(622,402)	0
Other operating income		68,245	33,393	23,004
Other operating expenses		(6,697)	(14,252)	(11,199)
Operating income (loss)		707,509	(663,071)	832,391
Finance income	[1]	38,048	18,387	47,997
Finance cost		(23,677)	(27,014)	(43,381)
Other financial results		8,295	(56,368)	14,667
Income (loss) before equity in earnings of non-consolidated companies and income tax		730,175	(728,066)	851,674
Equity in earnings of non-consolidated companies		512,591	108,799	82,036
Income (loss) before income tax		1,242,766	(619,267)	933,710
Income tax		(189,448)	(23,150)	(202,452)
Income (loss) for the year		1,053,318	(642,417)	731,258
Attributable to:
Owners of the parent		1,100,191	(634,418)	742,686
Non-controlling interests		(46,873)	(7,999)	(11,428)
(Loss) income for the year		$ 1,053,318	$ (642,417)	$ 731,258
Earnings per share attributable to the owners of the parent during the year:
Weighted average number of ordinary shares (thousands) (in shares)		1,180,537	1,180,537	1,180,537
Continuing operations
Basic and diluted earnings (losses) per share (in dollars per share)		$ 0.93	$ (0.54)	$ 0.63
Basic and diluted earnings per ADS (U.S. dollars per ADS) (in dollars per share)	[2]	$ 1.86	$ (1.07)	$ 1.26

[1]	In 2021, 2020 and 2019 includes $3.3 million, $6.5 million and $7.6 million of interest related to instruments carried at FVPL, respectively.In 2021 also includes $18 million of non-financial interest related to PIS and COFINS taxes recovery in Brazilian subsidiaries. For more information, see note 6 to these Consolidated Financial Statements.
[2]	Each ADS equals two shares.